Derivative Financial Instruments Counterparty Credit Risk - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivative, Collateral [Abstract]
Derivative, Collateral, Obligation to Return Cash	$ 3,120	$ 3,560